Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000214736 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Chesapeake Strategy Fund
Class Name	Class A
Trading Symbol	ECHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS Chesapeake Strategy Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/eqchx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/eqchx/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Chesapeake Strategy Fund (Class A/ECHAX)	$200	2.10%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal year ending September 30, 2024, the AXS Chesapeake Strategy Fund's Class A produced negative results of 9.62%. Most of the losses were experienced in the first fiscal quarter as Trend reversals in the Fixed income and Currency sectors produced losses. The abrupt move in rates and the trend reversal followed a period of increasing rates via Federal Reserve policy to combat rising inflation.
Fund performance can be attributed to the following:
From an allocation perspective, the biggest contributor to underperformance was the Fund’s exposure to US and Global interest rate markets. These attributed to over a third of the fund’s posted losses for the year. The TEN-YEAR EURO-BUND, EURX EURO-BUXL and the US 5- and 10-Year Notes were the biggest drags on a position basis in the Fixed Income sector to the Fund.
The Fund also produced losses in the Currency Sector during the period.   Though broad based the largest losses were incurred in the Swiss Franc.
The Fund’s positions in Commodities were also a drag on the Fund’s performance. All sub-sectors posted a loss led by Energies. The Soft and Meat markets were the next two biggest detractors. Markets of note that attributed to these losses were the crude oil markets, sugar, live cattle, and lean hogs.
The Fund’s holdings in US and Global Stock indices were a bright spot for the Fund and produced gains during the period. Positions in E-MINI-S&P INDEX, S&P CANADA 60 INDEX and the DAX INDEX were positive contributors to the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
AXS Chesapeake Strategy Fund (Class A/ECHAX)	-14.82%	3.32%	0.89%
AXS Chesapeake Strategy Fund (Class A/ECHAX) — excluding sales load	-9.62%	4.56%	1.54%
SG Trend Index	-2.74%	6.86%	3.47%
Bloomberg Aggregate Bond Index	11.57%	0.33%	1.70%
1	Class A shares commenced operations on August 21, 2015.

Performance Inception Date	Aug. 21, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 38,132,374
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 459,255
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$38,132,374
Total number of portfolio holdings	67
Total advisory fees paid (net)	$459,255
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. Asset Allocation
Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000214737 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Chesapeake Strategy Fund
Class Name	Class C
Trading Symbol	ECHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS Chesapeake Strategy Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/eqchx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/eqchx/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Chesapeake Strategy Fund (Class C/ECHCX)	$270	2.85%

Expenses Paid, Amount	$ 270
Expense Ratio, Percent	2.85%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal year ending September 30, 2024, the AXS Chesapeake Strategy Fund's Class C produced negative results of 10.22%. Most of the losses were experienced in the first fiscal quarter as Trend reversals in the Fixed income and Currency sectors produced losses. The abrupt move in rates and the trend reversal followed a period of increasing rates via Federal Reserve policy to combat rising inflation.
Fund performance can be attributed to the following:
From an allocation perspective, the biggest contributor to underperformance was the Fund’s exposure to US and Global interest rate markets. These attributed to over a third of the fund’s posted losses for the year. The TEN-YEAR EURO-BUND, EURX EURO-BUXL and the US 5- and 10-Year Notes were the biggest drags on a position basis in the Fixed Income sector to the Fund.
The Fund also produced losses in the Currency Sector during the period.   Though broad based the largest losses were incurred in the Swiss Franc.
The Fund’s positions in Commodities were also a drag on the Fund’s performance. All sub-sectors posted a loss led by Energies. The Soft and Meat markets were the next two biggest detractors. Markets of note that attributed to these losses were the crude oil markets, sugar, live cattle, and lean hogs.
The Fund’s holdings in US and Global Stock indices were a bright spot for the Fund and produced gains during the period. Positions in E-MINI-S&P INDEX, S&P CANADA 60 INDEX and the DAX INDEX were positive contributors to the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
AXS Chesapeake Strategy Fund (Class C/ECHCX)	-11.12%	3.78%	0.80%
AXS Chesapeake Strategy Fund (Class C/ECHCX)— excluding sales load	-10.22%	3.78%	0.80%
SG Trend Index	-2.74%	6.86%	3.47%
Bloomberg Aggregate Bond Index	11.57%	0.33%	1.70%
1	Class C shares commenced operations on August 21, 2015.

Performance Inception Date	Aug. 21, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 38,132,374
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 459,255
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$38,132,374
Total number of portfolio holdings	67
Total advisory fees paid (net)	$459,255
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. Asset Allocation
Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000214735 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Chesapeake Strategy Fund
Class Name	Class I
Trading Symbol	EQCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS Chesapeake Strategy Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/eqchx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/eqchx/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Chesapeake Strategy Fund (Class I/EQCHX)	$176	1.85%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal year ending September 30, 2024, the AXS Chesapeake Strategy Fund's Class I produced negative results of 9.32%. Most of the losses were experienced in the first fiscal quarter as Trend reversals in the Fixed income and Currency sectors produced losses. The abrupt move in rates and the trend reversal followed a period of increasing rates via Federal Reserve policy to combat rising inflation.
Fund performance can be attributed to the following:
From an allocation perspective, the biggest contributor to underperformance was the Fund’s exposure to US and Global interest rate markets. These attributed to over a third of the fund’s posted losses for the year. The TEN-YEAR EURO-BUND, EURX EURO-BUXL and the US 5- and 10-Year Notes were the biggest drags on a position basis in the Fixed Income sector to the Fund.
The Fund also produced losses in the Currency Sector during the period.   Though broad based the largest losses were incurred in the Swiss Franc.
The Fund’s positions in Commodities were also a drag on the Fund’s performance. All sub-sectors posted a loss led by Energies. The Soft and Meat markets were the next two biggest detractors. Markets of note that attributed to these losses were the crude oil markets, sugar, live cattle, and lean hogs.
The Fund’s holdings in US and Global Stock indices were a bright spot for the Fund and produced gains during the period. Positions in E-MINI-S&P INDEX, S&P CANADA 60 INDEX and the DAX INDEX were positive contributors to the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS Chesapeake Strategy Fund (Class I/EQCHX)	-9.32%	4.82%	3.30%
SG Trend Index	-2.74%	6.86%	4.55%
Bloomberg Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 38,132,374
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 459,255
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$38,132,374
Total number of portfolio holdings	67
Total advisory fees paid (net)	$459,255
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. Asset Allocation
Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000222491 [Member]
Shareholder Report [Line Items]
Fund Name	AXS FTSE Venture Capital Return Tracker Fund
Class Name	Class A
Trading Symbol	LDVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS FTSE Venture Capital Return Tracker Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/ldvix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS FTSE Venture Capital Return Tracker Fund (Class A/LDVAX)	$216	1.76%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
HOW DID THE FUND PERFORM?
The Fund is available in class A, I, and C shares. For the fiscal year ended September 30, 2024, performance for the class A share was 45.97% (37.60% with load).
As an indexed-based strategy, the Fund is designed to track the performance of the FTSE Venture Capital Index which seeks to replicate the aggregate risk and performance profile of the Venture Capital space.
Fund performance was in line with the FTSE Venture Capital Index[1] gross performance of 48.82%. The Fund’s prospectus benchmark NASDAQ Composite Total Return Index returned 38.64%
WHAT AFFECTED FUND PERFORMANCE?
The Fund replicates the exposures of its underlying index using U.S. listed equities and total return swaps to create economic leverage and to implement a relative-value overlay. U.S. listed equities provide exposures to the economic sectors represented by the universe of venture capital backed private companies.
The index is constructed using the FTSE Business Classification to classify and measure the direct economic exposures of the universe of venture capital backed companies. The index selects U.S. listed large cap equities among the respective sectors and weights the membership according to their market value subject to a 4.5% (ex-cash) weight constraint. Each sector is diversified in the number of securities within each sector and through use of the weight constraint. In this manner, the intent is to reduce idiosyncratic risks and to isolate the systemic risks of each sector. The Fund implements the index membership in both the security and relative target weights.
The index, and therefore the Fund, was weighted between 70-75% during the year in favor of the information technology, communication services and financial sectors.  Another 18-20% was allocated to Health Care and Industrials.  All of these sectors performed strongly during the year with Health Care trailing the others.
Top contributors for the period included Meta Platforms, Netflix, NVIDIA, Oracle and IBM while Adobe, Visa, Mastercard, Accenture and Snowflake were among the largest detractors.
[1] The FTSE Venture Capital Index utilizes a prosperity model designed by DSC Quantitative Group, LLC (“DSC”). The index: 1) identifies a set of publicly listed assets weighted in an attempt replicate the returns of the Venture Capital universe, 2) utilizes economic factors and market indicators to calculate optimal asset weights and 3) modifies the portfolio over time to reflect changes in the venture capital universe.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
AXS FTSE Venture Capital Return Tracker Fund (Class A/LDVAX)	37.60%	11.90%	16.05%
AXS FTSE Venture Capital Return Tracker Fund (Class A/LDVAX)- excluding sales load	45.97%	13.23%	16.67%
NASDAQ OTC Composite Index	38.64%	18.81%	16.30%
1	Class A shares commenced operations on October 2, 2014.

Performance Inception Date	Oct. 02, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 31, 2024
Net Assets	$ 96,889,887
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 1,223,278
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$96,889,887
Total number of portfolio holdings	145
Total advisory fees paid (net)	$1,223,278
Portfolio turnover rate as of the end of the reporting period	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Meta Platforms, Inc. - Class A	4.6%
Microsoft Corp.	4.4%
Mastercard, Inc. - Class A	4.3%
Alphabet, Inc. - Class A	4.3%
Netflix, Inc.	4.3%
Visa, Inc. - Class A	4.2%
Oracle Corp.	3.9%
Salesforce, Inc.	3.8%
Accenture PLC - Class A	3.4%
Adobe, Inc.	3.2%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Meta Platforms, Inc. - Class A	4.6%
Microsoft Corp.	4.4%
Mastercard, Inc. - Class A	4.3%
Alphabet, Inc. - Class A	4.3%
Netflix, Inc.	4.3%
Visa, Inc. - Class A	4.2%
Oracle Corp.	3.9%
Salesforce, Inc.	3.8%
Accenture PLC - Class A	3.4%
Adobe, Inc.	3.2%

Material Fund Change [Text Block]	Material Fund Changes On January 31, 2024, the Fund changed its name from AXS Thomson Reuters Venture Capital Return Tracker Fund to AXS FTSE Venture Capital Return Tracker Fund.
Material Fund Change Name [Text Block]	On January 31, 2024, the Fund changed its name from AXS Thomson Reuters Venture Capital Return Tracker Fund to AXS FTSE Venture Capital Return Tracker Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000222489 [Member]
Shareholder Report [Line Items]
Fund Name	AXS FTSE Venture Capital Return Tracker Fund
Class Name	Class C
Trading Symbol	LDVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS FTSE Venture Capital Return Tracker Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/ldvix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS FTSE Venture Capital Return Tracker Fund (Class C/LDVCX)	$306	2.50%

Expenses Paid, Amount	$ 306
Expense Ratio, Percent	2.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
HOW DID THE FUND PERFORM?
The Fund is available in class A, I, and C shares. For the fiscal year ended September 30, 2024, performance for the class C share returned 44.92%.
As an indexed-based strategy, the Fund is designed to track the performance of the FTSE Venture Capital Index which seeks to replicate the aggregate risk and performance profile of the Venture Capital space.
Fund performance was in line with the FTSE Venture Capital Index[1] gross performance of 48.82%. The Fund’s prospectus benchmark NASDAQ Composite Total Return Index returned 38.64%
WHAT AFFECTED FUND PERFORMANCE?
The Fund replicates the exposures of its underlying index using U.S. listed equities and total return swaps to create economic leverage and to implement a relative-value overlay. U.S. listed equities provide exposures to the economic sectors represented by the universe of venture capital backed private companies.
The index is constructed using the FTSE Business Classification to classify and measure the direct economic exposures of the universe of venture capital backed companies. The index selects U.S. listed large cap equities among the respective sectors and weights the membership according to their market value subject to a 4.5% (ex-cash) weight constraint. Each sector is diversified in the number of securities within each sector and through use of the weight constraint. In this manner, the intent is to reduce idiosyncratic risks and to isolate the systemic risks of each sector. The Fund implements the index membership in both the security and relative target weights.
The index, and therefore the Fund, was weighted between 70-75% during the year in favor of the information technology, communication services and financial sectors.  Another 18-20% was allocated to Health Care and Industrials.  All of these sectors performed strongly during the year with Health Care trailing the others.
Top contributors for the period included Meta Platforms, Netflix, NVIDIA, Oracle and IBM while Adobe, Visa, Mastercard, Accenture and Snowflake were among the largest detractors.
[1] The FTSE Venture Capital Index utilizes a prosperity model designed by DSC Quantitative Group, LLC (“DSC”). The index: 1) identifies a set of publicly listed assets weighted in an attempt replicate the returns of the Venture Capital universe, 2) utilizes economic factors and market indicators to calculate optimal asset weights and 3) modifies the portfolio over time to reflect changes in the venture capital universe.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
AXS FTSE Venture Capital Return Tracker Fund (Class C/LDVCX)	43.92%	12.39%	16.36%
AXS FTSE Venture Capital Return Tracker Fund (Class C/LDVCX)- excluding sales load	44.92%	12.39%	16.36%
NASDAQ OTC Composite Index	38.64%	18.81%	17.16%
1	Class C shares commenced operation on September 23, 2015.

Performance Inception Date	Sep. 23, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 31, 2024
Net Assets	$ 96,889,887
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 1,223,278
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$96,889,887
Total number of portfolio holdings	145
Total advisory fees paid (net)	$1,223,278
Portfolio turnover rate as of the end of the reporting period	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Meta Platforms, Inc. - Class A	4.6%
Microsoft Corp.	4.4%
Mastercard, Inc. - Class A	4.3%
Alphabet, Inc. - Class A	4.3%
Netflix, Inc.	4.3%
Visa, Inc. - Class A	4.2%
Oracle Corp.	3.9%
Salesforce, Inc.	3.8%
Accenture PLC - Class A	3.4%
Adobe, Inc.	3.2%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Meta Platforms, Inc. - Class A	4.6%
Microsoft Corp.	4.4%
Mastercard, Inc. - Class A	4.3%
Alphabet, Inc. - Class A	4.3%
Netflix, Inc.	4.3%
Visa, Inc. - Class A	4.2%
Oracle Corp.	3.9%
Salesforce, Inc.	3.8%
Accenture PLC - Class A	3.4%
Adobe, Inc.	3.2%

Material Fund Change [Text Block]	Material Fund Changes On January 31, 2024, the Fund changed its name from AXS Thomson Reuters Venture Capital Return Tracker Fund to AXS FTSE Venture Capital Return Tracker Fund.
Material Fund Change Name [Text Block]	On January 31, 2024, the Fund changed its name from AXS Thomson Reuters Venture Capital Return Tracker Fund to AXS FTSE Venture Capital Return Tracker Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000222490 [Member]
Shareholder Report [Line Items]
Fund Name	AXS FTSE Venture Capital Return Tracker Fund
Class Name	Class I
Trading Symbol	LDVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS FTSE Venture Capital Return Tracker Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/ldvix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS FTSE Venture Capital Return Tracker Fund (Class I/LDVIX)	$185	1.50%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
HOW DID THE FUND PERFORM?
The Fund is available in class A, I, and C shares. For the fiscal year ended September 30, 2024, performance for the class I share returned 46.44%.
As an indexed-based strategy, the Fund is designed to track the performance of the FTSE Venture Capital Index which seeks to replicate the aggregate risk and performance profile of the Venture Capital space.
Fund performance was in line with the FTSE Venture Capital Index[1] gross performance of 48.82%. The Fund’s prospectus benchmark NASDAQ Composite Total Return Index returned 38.64%
WHAT AFFECTED FUND PERFORMANCE?
The Fund replicates the exposures of its underlying index using U.S. listed equities and total return swaps to create economic leverage and to implement a relative-value overlay. U.S. listed equities provide exposures to the economic sectors represented by the universe of venture capital backed private companies.
The index is constructed using the FTSE Business Classification to classify and measure the direct economic exposures of the universe of venture capital backed companies. The index selects U.S. listed large cap equities among the respective sectors and weights the membership according to their market value subject to a 4.5% (ex-cash) weight constraint. Each sector is diversified in the number of securities within each sector and through use of the weight constraint. In this manner, the intent is to reduce idiosyncratic risks and to isolate the systemic risks of each sector. The Fund implements the index membership in both the security and relative target weights.
The index, and therefore the Fund, was weighted between 70-75% during the year in favor of the information technology, communication services and financial sectors.  Another 18-20% was allocated to Health Care and Industrials.  All of these sectors performed strongly during the year with Health Care trailing the others.
Top contributors for the period included Meta Platforms, Netflix, NVIDIA, Oracle and IBM while Adobe, Visa, Mastercard, Accenture and Snowflake were among the largest detractors.
[1] The FTSE Venture Capital Index utilizes a prosperity model designed by DSC Quantitative Group, LLC (“DSC”). The index: 1) identifies a set of publicly listed assets weighted in an attempt replicate the returns of the Venture Capital universe, 2) utilizes economic factors and market indicators to calculate optimal asset weights and 3) modifies the portfolio over time to reflect changes in the venture capital universe.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
AXS FTSE Venture Capital Return Tracker Fund (Class I/LDVIX)	46.44%	13.51%	16.92%
NASDAQ OTC Composite Index	38.64%	18.81%	16.30%
1	Class I shares commenced operations on October 2, 2014.

Performance Inception Date	Oct. 02, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 31, 2024
Net Assets	$ 96,889,887
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 1,223,278
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$96,889,887
Total number of portfolio holdings	145
Total advisory fees paid (net)	$1,223,278
Portfolio turnover rate as of the end of the reporting period	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Meta Platforms, Inc. - Class A	4.6%
Microsoft Corp.	4.4%
Mastercard, Inc. - Class A	4.3%
Alphabet, Inc. - Class A	4.3%
Netflix, Inc.	4.3%
Visa, Inc. - Class A	4.2%
Oracle Corp.	3.9%
Salesforce, Inc.	3.8%
Accenture PLC - Class A	3.4%
Adobe, Inc.	3.2%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Meta Platforms, Inc. - Class A	4.6%
Microsoft Corp.	4.4%
Mastercard, Inc. - Class A	4.3%
Alphabet, Inc. - Class A	4.3%
Netflix, Inc.	4.3%
Visa, Inc. - Class A	4.2%
Oracle Corp.	3.9%
Salesforce, Inc.	3.8%
Accenture PLC - Class A	3.4%
Adobe, Inc.	3.2%

Material Fund Change [Text Block]	Material Fund Changes On January 31, 2024, the Fund changed its name from AXS Thomson Reuters Venture Capital Return Tracker Fund to AXS FTSE Venture Capital Return Tracker Fund.
Material Fund Change Name [Text Block]	On January 31, 2024, the Fund changed its name from AXS Thomson Reuters Venture Capital Return Tracker Fund to AXS FTSE Venture Capital Return Tracker Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000224240 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Merger Fund
Class Name	Class I
Trading Symbol	GAKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS Merger Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/gakix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/gakix/#fundliterature
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Merger Fund (Class I/GAKIX)	$213	2.09%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	2.09%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending 09/30/24, the AXS Merger Fund’s Class I returned 4.10%. The Fund invested exclusively in securities that were involved in mergers and acquisitions.  This was a difficult period for the Fund with a decrease in overall deal activity and heightened regulatory scrutiny.
TOP PERFORMANCE CONTRIBUTORS
Positive performance was driven by the completion of the $70 billion transaction between Broadcom and VMware, after almost a year and a half wait for China’s approval. As tensions mounted between the countries over U.S. curbs on semiconductor exports, increased volatility allowed the Fund to maximize its position at a very favorable spread. Broadcom’s CEO attended a White House roundtable with the president of China, apparently having discussed the deal during the visit, smoothing the way for its approval and closure only a couple of weeks later.
Also contributing positively to performance was the closing of the Seagen transaction with Pfizer.  The spread remained wide as investors were unsure how the current U.S. administration would react to a $40 billion deal in the pharmaceutical industry.  We believed the deal had minimal traditional antitrust concerns and built a sizeable position, believing that the deal would not face a lawsuit.  After Pfizer agreed to donate the rights of royalties from the sales of one of its drugs, the FTC approved the transaction in mid-December, and the deal closed a couple of days later.
The third top contributor to performance was the closing of the $68 billion deal between Pioneer Natural Resources and Exxon Mobil.  The companies received FTC approval in May after an unusual agreement whereby the former CEO and current board member of the target Pioneer would not be allowed to sit on the combined companies board.
TOP PERFORMANCE DETRACTORS
The top detractor for the fund was the widening of the spread in Chevron’s $53 billion takeover of Hess. In March, Exxon Mobil (which has a joint venture (JV) with Hess on valuable assets in Guyana) accused Chevron of trying to sidestep its right of first refusal to buy the JV assets.  The case will head to arbitration in 2025.  We expect a positive arbitration approval/settlement in the middle of next year.
Also contributing negatively was when the FTC sued to block the $8.5 billion merger between Capri Holdings and Tapestry claiming the deal would stifle competition in the “accessible luxury” handbag market.  The FTC posited that these brands constantly monitor each other to determine pricing.  The response from the companies stated that even if this narrow market definition exists, it faces competitive pressures from both lower and higher-end priced products.  A NY judge granted a preliminary injunction in September and the companies are appealing the decision.
The third detractor from performance was the widening in the spread in Nippon Steel’s $13.4 billion deal with United States Steel.  The deal got embroiled in politics as both presidential candidates threatened to block the deal on national security grounds.  In addition, the U. S. Steelworkers union does not back the transaction.  Shareholders and employees back it as Nippon has made several large investment commitments to sure up plants and employment.  The decision on whether to approve has been postponed until after the election when cooler heads will hopefully prevail.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS Merger Fund (Class I/GAKIX)	4.10%	2.76%	2.58%
ICE BofAML 3-Month U.S. Treasury Bill	5.49%	2.33%	1.66%
Bloomberg Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 16,136,616
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 149,081
Investment Company Portfolio Turnover	280.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$16,136,616
Total number of portfolio holdings	56
Total advisory fees paid (net)	$149,081
Portfolio turnover rate as of the end of the reporting period	280%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Hess Corp.	10.7%
Stericycle, Inc.	6.8%
Capri Holdings Ltd.	5.0%
ANSYS, Inc.	3.2%
Axonics, Inc.	3.1%
Envestnet, Inc.	2.4%
Surmodics, Inc.	2.4%
PetIQ, Inc.	2.4%
R1 RCM, Inc.	2.1%
HashiCorp, Inc. - Class A	2.1%
Asset Allocation
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Hess Corp.	10.7%
Stericycle, Inc.	6.8%
Capri Holdings Ltd.	5.0%
ANSYS, Inc.	3.2%
Axonics, Inc.	3.1%
Envestnet, Inc.	2.4%
Surmodics, Inc.	2.4%
PetIQ, Inc.	2.4%
R1 RCM, Inc.	2.1%
HashiCorp, Inc. - Class A	2.1%

Material Fund Change [Text Block]
Material Fund Changes
On November 15, 2024, the Funds’ Board of Trustees of the Trust approved a Plan of Liquidation for the Merger Fund. The Plan of Liquidation authorizes the termination, liquidation and dissolution of the Merger Fund, and the Merger Fund will be liquidated on or about December 27, 2024.  In anticipation of the liquidation of the Merger Fund, Kellner Management, L.P., the Merger Fund’s Sub-advisor, may manage the Merger Fund in a manner intended to facilitate its orderly liquidation, such as by raising cash or making investments in other highly liquid assets. As a result, all or a portion of the Merger Fund may not be invested in a manner consistent with its stated investment strategies, which may prevent the Merger Fund from achieving its investment objective.
There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000224241 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Merger Fund
Class Name	Investor Class
Trading Symbol	GAKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS Merger Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/gakix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/gakix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Merger Fund (Investor Class/GAKAX)	$238	2.34%

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.34%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending 09/30/24, the AXS Merger Fund’s Investor Class returned 3.77%. The Fund invested exclusively in securities that were involved in mergers and acquisitions.  This was a difficult period for the Fund with a decrease in overall deal activity and heightened regulatory scrutiny.
TOP PERFORMANCE CONTRIBUTORS
Positive performance was driven by the completion of the $70 billion transaction between Broadcom and VMware, after almost a year and a half wait for China’s approval. As tensions mounted between the countries over U.S. curbs on semiconductor exports, increased volatility allowed the Fund to maximize its position at a very favorable spread. Broadcom’s CEO attended a White House roundtable with the president of China, apparently having discussed the deal during the visit, smoothing the way for its approval and closure only a couple of weeks later.
Also contributing positively to performance was the closing of the Seagen transaction with Pfizer.  The spread remained wide as investors were unsure how the current U.S. administration would react to a $40 billion deal in the pharmaceutical industry.  We believed the deal had minimal traditional antitrust concerns and built a sizeable position, believing that the deal would not face a lawsuit.  After Pfizer agreed to donate the rights of royalties from the sales of one of its drugs, the FTC approved the transaction in mid-December, and the deal closed a couple of days later.
The third top contributor to performance was the closing of the $68 billion deal between Pioneer Natural Resources and Exxon Mobil.  The companies received FTC approval in May after an unusual agreement whereby the former CEO and current board member of the target Pioneer would not be allowed to sit on the combined companies board.
TOP PERFORMANCE DETRACTORS
The top detractor for the fund was the widening of the spread in Chevron’s $53 billion takeover of Hess. In March, Exxon Mobil (which has a joint venture (JV) with Hess on valuable assets in Guyana) accused Chevron of trying to sidestep its right of first refusal to buy the JV assets.  The case will head to arbitration in 2025.  We expect a positive arbitration approval/settlement in the middle of next year.
Also contributing negatively was when the FTC sued to block the $8.5 billion merger between Capri Holdings and Tapestry claiming the deal would stifle competition in the “accessible luxury” handbag market.  The FTC posited that these brands constantly monitor each other to determine pricing.  The response from the companies stated that even if this narrow market definition exists, it faces competitive pressures from both lower and higher-end priced products.  A NY judge granted a preliminary injunction in September and the companies are appealing the decision.
The third detractor from performance was the widening in the spread in Nippon Steel’s $13.4 billion deal with United States Steel.  The deal got embroiled in politics as both presidential candidates threatened to block the deal on national security grounds.  In addition, the U. S. Steelworkers union does not back the transaction.  Shareholders and employees back it as Nippon has made several large investment commitments to sure up plants and employment.  The decision on whether to approve has been postponed until after the election when cooler heads will hopefully prevail.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS Merger Fund (Investor Class/GAKAX)	3.77%	2.50%	2.32%
ICE BofAML 3-Month U.S. Treasury Bill	5.49%	2.33%	1.66%
Bloomberg Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 16,136,616
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 149,081
Investment Company Portfolio Turnover	280.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$16,136,616
Total number of portfolio holdings	56
Total advisory fees paid (net)	$149,081
Portfolio turnover rate as of the end of the reporting period	280%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Hess Corp.	10.7%
Stericycle, Inc.	6.8%
Capri Holdings Ltd.	5.0%
ANSYS, Inc.	3.2%
Axonics, Inc.	3.1%
Envestnet, Inc.	2.4%
Surmodics, Inc.	2.4%
PetIQ, Inc.	2.4%
R1 RCM, Inc.	2.1%
HashiCorp, Inc. - Class A	2.1%
Asset Allocation
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Hess Corp.	10.7%
Stericycle, Inc.	6.8%
Capri Holdings Ltd.	5.0%
ANSYS, Inc.	3.2%
Axonics, Inc.	3.1%
Envestnet, Inc.	2.4%
Surmodics, Inc.	2.4%
PetIQ, Inc.	2.4%
R1 RCM, Inc.	2.1%
HashiCorp, Inc. - Class A	2.1%

Material Fund Change [Text Block]
Material Fund Changes
On November 15, 2024, the Funds’ Board of Trustees of the Trust approved a Plan of Liquidation for the Merger Fund. The Plan of Liquidation authorizes the termination, liquidation and dissolution of the Merger Fund, and the Merger Fund will be liquidated on or about December 27, 2024.  In anticipation of the liquidation of the Merger Fund, Kellner Management, L.P., the Merger Fund’s Sub-advisor, may manage the Merger Fund in a manner intended to facilitate its orderly liquidation, such as by raising cash or making investments in other highly liquid assets. As a result, all or a portion of the Merger Fund may not be invested in a manner consistent with its stated investment strategies, which may prevent the Merger Fund from achieving its investment objective.
There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000224899 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Market Neutral Fund
Class Name	Class I
Trading Symbol	COGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS Market Neutral Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/cogix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/cogix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Market Neutral Fund (Class I/COGIX)	$339	3.21%

Expenses Paid, Amount	$ 339
Expense Ratio, Percent	3.21%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
HOW DID THE FUND PERFORM?
The Fund is available in class I, and Investor shares. For the fiscal year ended September 30, 2024, performance for the I share was 11.02%. Fund performance was in line with the prospectus benchmark Bloomberg Aggregate Bond Index gross performance of 11.57%. For comparison, the broad-based S&P 500 Index returned 36.35%
WHAT AFFECTED FUND PERFORMANCE?
Fund performance can be attributed to the following:
For the period, the Fund took long positions in approximately 75 S&P 500 stocks identified for their intrinsic value by the Cognios ROTA-ROME methodology.  ROTA stands for return on total assets and ROME stands for return on market equity.  These stocks were rebalanced quarterly.
In addition, the Fund took short positions in approximately 125 S&P 500 stocks identified as overvalued by ROTA-ROME.  These long and short exposures were beta adjusted to market neutral on a quarterly basis.  Beta measures the expected move of a stock relative to the overall market.  A stock with a beta of 0.7 would be expected to gain or lose 70% of the overall market’s gain or loss.  The stocks contained in the Fund’s long and short holdings typically have vastly different betas, and thus the Fund equalizes the beta exposure to the market between the long and short books.  Usually this means more dollars are allocated to the long holdings to balance the higher beta of the short holdings.
The Fund weighted its allocations toward the consumer, industrial, technology, financial and communications sectors.   Top contributors for the period included Leidos Holdings, Resmed, AT&T, Kellanova and Verizon while Humana, Lamb Weston, Hormel Foods, CVS, and Incyte were among the largest detractors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS Market Neutral Fund (Class I/COGIX)	11.02%	5.99%	4.12%
S&P 500 Total Return Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 16, 2024
Net Assets	$ 15,393,967
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 69,028
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$15,393,967
Total number of portfolio holdings	229
Total advisory fees paid (net)	$69,028
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
C.H. Robinson Worldwide, Inc.	2.6%
Kellanova	2.6%
Public Service Enterprise Group, Inc.	2.5%
Philip Morris International, Inc.	2.4%
Lockheed Martin Corp.	2.4%
Public Storage - REIT	2.3%
AT&T, Inc.	2.3%
NiSource, Inc.	2.3%
ResMed, Inc.	2.3%
Entergy Corp.	2.3%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
C.H. Robinson Worldwide, Inc.	2.6%
Kellanova	2.6%
Public Service Enterprise Group, Inc.	2.5%
Philip Morris International, Inc.	2.4%
Lockheed Martin Corp.	2.4%
Public Storage - REIT	2.3%
AT&T, Inc.	2.3%
NiSource, Inc.	2.3%
ResMed, Inc.	2.3%
Entergy Corp.	2.3%

Material Fund Change [Text Block]
Material Fund Changes
Effective October 16, 2024, Quantitative Value Technologies, LLC d/b/a Cognios Capital (“Cognios Capital”) no longer serves as the AXS Market Neutral Fund’s Sub-advisor, and AXS Investments LLC (“AXS”), and the Fund’s investment advisor, will assume the day-to-day management of the Fund’s portfolio. For principal investment strategies changes, the Fund will invest in pairs of equity securities, such as leveraged and inverse exchange-traded funds (“ETFs”) as well as equities of U.S. companies, in equalized long and short exposures for which AXS Investments LLC, the Fund’s investment advisor (the “Advisor”), believes that the long position of the pairing will outperform the short position over a longer-term basis (at least one- year). Leveraged ETFs are designed to produce returns that are a multiple of the index or security to which they are linked. Inverse ETFs are constructed by using various derivatives for the purpose of profiting from a decline in the value of underlying index or underlying security. The Fund may invest in the securities of issuers of any size.

Material Fund Change Strategies [Text Block]	For principal investment strategies changes, the Fund will invest in pairs of equity securities, such as leveraged and inverse exchange-traded funds (“ETFs”) as well as equities of U.S. companies, in equalized long and short exposures for which AXS Investments LLC, the Fund’s investment advisor (the “Advisor”), believes that the long position of the pairing will outperform the short position over a longer-term basis (at least one- year).
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000224898 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Market Neutral Fund
Class Name	Investor Class
Trading Symbol	COGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS Market Neutral Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/cogix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/cogix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Market Neutral Fund (Investor Class/COGMX)	$364	3.46%

Expenses Paid, Amount	$ 364
Expense Ratio, Percent	3.46%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
HOW DID THE FUND PERFORM?
The Fund is available in class I, and Investor shares. For the fiscal year ended September 30, 2024, performance for the Investor class returned 10.63%. Fund performance was in line with the prospectus benchmark Bloomberg Aggregate Bond Index gross performance of 11.57%. For comparison, the broad-based S&P 500 Index returned 36.35%
WHAT AFFECTED FUND PERFORMANCE?
Fund performance can be attributed to the following:
For the period, the Fund took long positions in approximately 75 S&P 500 stocks identified for their intrinsic value by the Cognios ROTA-ROME methodology. ROTA stands for return on total assets and ROME stands for return on market equity. These stocks were rebalanced quarterly.
In addition, the Fund took short positions in approximately 125 S&P 500 stocks identified as overvalued by ROTA-ROME.  These long and short exposures were beta adjusted to market neutral on a quarterly basis.  Beta measures the expected move of a stock relative to the overall market.  A stock with a beta of 0.7 would be expected to gain or lose 70% of the overall market’s gain or loss.  The stocks contained in the Fund’s long and short holdings typically have vastly different betas, and thus the Fund equalizes the beta exposure to the market between the long and short books.  Usually this means more dollars are allocated to the long holdings to balance the higher beta of the short holdings.
The Fund weighted its allocations toward the consumer, industrial, technology, financial and communications sectors. Top contributors for the period included Leidos Holdings, Resmed, AT&T, Kellanova and Verizon while Humana, Lamb Weston, Hormel Foods, CVS, and Incyte were among the largest detractors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS Market Neutral Fund (Investor Class/COGMX)	10.63%	5.71%	3.86%
S&P 500 Total Return Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 16, 2024
Net Assets	$ 15,393,967
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 69,028
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$15,393,967
Total number of portfolio holdings	229
Total advisory fees paid (net)	$69,028
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
C.H. Robinson Worldwide, Inc.	2.6%
Kellanova	2.6%
Public Service Enterprise Group, Inc.	2.5%
Philip Morris International, Inc.	2.4%
Lockheed Martin Corp.	2.4%
Public Storage - REIT	2.3%
AT&T, Inc.	2.3%
NiSource, Inc.	2.3%
ResMed, Inc.	2.3%
Entergy Corp.	2.3%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
C.H. Robinson Worldwide, Inc.	2.6%
Kellanova	2.6%
Public Service Enterprise Group, Inc.	2.5%
Philip Morris International, Inc.	2.4%
Lockheed Martin Corp.	2.4%
Public Storage - REIT	2.3%
AT&T, Inc.	2.3%
NiSource, Inc.	2.3%
ResMed, Inc.	2.3%
Entergy Corp.	2.3%

Material Fund Change [Text Block]
Material Fund Changes
Effective October 16, 2024, Quantitative Value Technologies, LLC d/b/a Cognios Capital (“Cognios Capital”) no longer serves as the AXS Market Neutral Fund’s Sub-advisor, and AXS Investments LLC (“AXS”), and the Fund’s investment advisor, will assume the day-to-day management of the Fund’s portfolio. For principal investment strategies changes, the Fund will invest in pairs of equity securities, such as leveraged and inverse exchange-traded funds (“ETFs”) as well as equities of U.S. companies, in equalized long and short exposures for which AXS Investments LLC, the Fund’s investment advisor (the “Advisor”), believes that the long position of the pairing will outperform the short position over a longer-term basis (at least one- year). Leveraged ETFs are designed to produce returns that are a multiple of the index or security to which they are linked. Inverse ETFs are constructed by using various derivatives for the purpose of profiting from a decline in the value of underlying index or underlying security. The Fund may invest in the securities of issuers of any size.

Material Fund Change Strategies [Text Block]	For principal investment strategies changes, the Fund will invest in pairs of equity securities, such as leveraged and inverse exchange-traded funds (“ETFs”) as well as equities of U.S. companies, in equalized long and short exposures for which AXS Investments LLC, the Fund’s investment advisor (the “Advisor”), believes that the long position of the pairing will outperform the short position over a longer-term basis (at least one- year).
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000234279 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Income Opportunities Fund
Class Name	Class A
Trading Symbol	OIOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS Income Opportunities Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/oioix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Income Opportunities Fund (Class A/OIOAX)	$314	2.77%

Expenses Paid, Amount	$ 314
Expense Ratio, Percent	2.77%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
How did the Fund perform last year?
For the year ended September 30, 2024, the AXS Income Opportunities Fund Class A (OIOAX) shares registered a total return of 27.06% (with load 19.73%), comparing favorably to the Bloomberg U.S. Aggregate Bond Index which returned 11.57% during the period. The Fund’s three year annualized total return was 4.37% compared to -1.39% for the Index.
What affected the Fund’s performance?
Fund performance can be attributed to the following:
Preferred stocks, which totaled 95% of net assets at year-end, performed well during the year.  They benefited especially from the Federal Reserve’s long awaited decision to begin easing the Fed Funds rate, starting with fifty basis points (0.50%) at its September meeting, creating a very real tailwind for these fixed income securities.
REIT common stock portfolio exposure, which totaled 16% of net assets at year-end, contributed significantly to performance.  Particularly notable were the retail and office sectors, which continued to rebound as especially high-end shoppers and return to office mandates drove solid operating performance.
Hotel preferred stocks and healthcare common stock holdings lagged by comparison but were still generally positive performers during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS Income Opportunities Fund (Class A/OIOAX)	19.73%	0.92%	2.36%
AXS Income Opportunities Fund (Class A/OIOAX)- excluding sales load	27.06%	1.96%	2.88%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 58,410,415
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 435,112
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$58,410,415
Total number of portfolio holdings	57
Total advisory fees paid (net)	$435,112
Portfolio turnover rate as of the end of the reporting period	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks or Preferred Stocks of the Fund.
Top Ten Holdings
RLJ Lodging Trust, Series A	5.3%
AGNC Investment Corp., Series C	5.1%
Armada Hoffler Properties, Inc., Series A	4.2%
Macerich Co. - REIT	3.4%
EPR Properties, Series G	3.2%
KKR Real Estate Finance Trust, Inc., Series A	3.1%
Summit Hotel Properties, Inc., Series F	3.1%
American Homes 4 Rent, Series G	2.9%
Annaly Capital Management, Inc., Series F	2.8%
DiamondRock Hospitality Co., Series A	2.8%
Asset Allocation
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
RLJ Lodging Trust, Series A	5.3%
AGNC Investment Corp., Series C	5.1%
Armada Hoffler Properties, Inc., Series A	4.2%
Macerich Co. - REIT	3.4%
EPR Properties, Series G	3.2%
KKR Real Estate Finance Trust, Inc., Series A	3.1%
Summit Hotel Properties, Inc., Series F	3.1%
American Homes 4 Rent, Series G	2.9%
Annaly Capital Management, Inc., Series F	2.8%
DiamondRock Hospitality Co., Series A	2.8%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000234280 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Income Opportunities Fund
Class Name	Class D
Trading Symbol	OIODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS Income Opportunities Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/oioix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Income Opportunities Fund (Class D/OIODX)	$398	3.52%

Expenses Paid, Amount	$ 398
Expense Ratio, Percent	3.52%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
How did the Fund perform last year?
For the year ended September 30, 2024, the AXS Income Opportunities Fund Class D (OIODX) shares registered a total return of 26.13%, comparing favorably to the Bloomberg U.S. Aggregate Bond Index which returned 11.57% during the period. The Fund’s three year annualized total return was 3.60% compared to -1.39% for the Index.
What affected the Fund’s performance?
Fund performance can be attributed to the following:
Preferred stocks, which totaled 95% of net assets at year-end, performed well during the year.  They benefited especially from the Federal Reserve’s long awaited decision to begin easing the Fed Funds rate, starting with fifty basis points (0.50%) at its September meeting, creating a very real tailwind for these fixed income securities.
REIT common stock portfolio exposure, which totaled 16% of net assets at year-end, contributed significantly to performance.  Particularly notable were the retail and office sectors, which continued to rebound as especially high-end shoppers and return to office mandates drove solid operating performance.
Hotel preferred stocks and healthcare common stock holdings lagged by comparison but were still generally positive performers during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS Income Opportunities Fund (Class D/OIODX)	26.13%	1.21%	2.16%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 58,410,415
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 435,112
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$58,410,415
Total number of portfolio holdings	57
Total advisory fees paid (net)	$435,112
Portfolio turnover rate as of the end of the reporting period	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks or Preferred Stocks of the Fund.
Top Ten Holdings
RLJ Lodging Trust, Series A	5.3%
AGNC Investment Corp., Series C	5.1%
Armada Hoffler Properties, Inc., Series A	4.2%
Macerich Co. - REIT	3.4%
EPR Properties, Series G	3.2%
KKR Real Estate Finance Trust, Inc., Series A	3.1%
Summit Hotel Properties, Inc., Series F	3.1%
American Homes 4 Rent, Series G	2.9%
Annaly Capital Management, Inc., Series F	2.8%
DiamondRock Hospitality Co., Series A	2.8%
Asset Allocation
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
RLJ Lodging Trust, Series A	5.3%
AGNC Investment Corp., Series C	5.1%
Armada Hoffler Properties, Inc., Series A	4.2%
Macerich Co. - REIT	3.4%
EPR Properties, Series G	3.2%
KKR Real Estate Finance Trust, Inc., Series A	3.1%
Summit Hotel Properties, Inc., Series F	3.1%
American Homes 4 Rent, Series G	2.9%
Annaly Capital Management, Inc., Series F	2.8%
DiamondRock Hospitality Co., Series A	2.8%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000234278 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Income Opportunities Fund
Class Name	Class I
Trading Symbol	OIOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS Income Opportunities Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/oioix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Income Opportunities Fund (Class I/OIOIX)	$286	2.52%

Expenses Paid, Amount	$ 286
Expense Ratio, Percent	2.52%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
How did the Fund perform last year?
For the year ended September 30, 2024, the AXS Income Opportunities Fund Class I (OIOIX) shares registered a total return of 27.35%, comparing favorably to the Bloomberg U.S. Aggregate Bond Index which returned 11.57% during the period. The Fund’s three year annualized total return was 4.64% compared to -1.39% for the Index.
What affected the Fund’s performance?
Fund performance can be attributed to the following:
Preferred stocks, which totaled 95% of net assets at year-end, performed well during the year.  They benefited especially from the Federal Reserve’s long awaited decision to begin easing the Fed Funds rate, starting with fifty basis points (0.50%) at its September meeting, creating a very real tailwind for these fixed income securities.
REIT common stock portfolio exposure, which totaled 16% of net assets at year-end, contributed significantly to performance.  Particularly notable were the retail and office sectors, which continued to rebound as especially high-end shoppers and return to office mandates drove solid operating performance.
Hotel preferred stocks and healthcare common stock holdings lagged by comparison but were still generally positive performers during the period.
The Fund’s Class I share distribution rate amounted to 6.82% at the end of the year. [1] The subsidized and unsubsidized SEC 30-day yields as of September 30th were 6.46 % and 6.71%, respectively.
[1] Distribution Rate is the most recent Class I share dividend amount annualized ($1.1682) divided by the NAV as of 9/30/24 ($17.14), which equates to 6.82%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS Income Opportunities Fund (Class I/OIOIX)	27.35%	2.23%	3.18%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 58,410,415
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 435,112
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$58,410,415
Total number of portfolio holdings	57
Total advisory fees paid (net)	$435,112
Portfolio turnover rate as of the end of the reporting period	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks or Preferred Stocks of the Fund.
Top Ten Holdings
RLJ Lodging Trust, Series A	5.3%
AGNC Investment Corp., Series C	5.1%
Armada Hoffler Properties, Inc., Series A	4.2%
Macerich Co. - REIT	3.4%
EPR Properties, Series G	3.2%
KKR Real Estate Finance Trust, Inc., Series A	3.1%
Summit Hotel Properties, Inc., Series F	3.1%
American Homes 4 Rent, Series G	2.9%
Annaly Capital Management, Inc., Series F	2.8%
DiamondRock Hospitality Co., Series A	2.8%
Asset Allocation
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
RLJ Lodging Trust, Series A	5.3%
AGNC Investment Corp., Series C	5.1%
Armada Hoffler Properties, Inc., Series A	4.2%
Macerich Co. - REIT	3.4%
EPR Properties, Series G	3.2%
KKR Real Estate Finance Trust, Inc., Series A	3.1%
Summit Hotel Properties, Inc., Series F	3.1%
American Homes 4 Rent, Series G	2.9%
Annaly Capital Management, Inc., Series F	2.8%
DiamondRock Hospitality Co., Series A	2.8%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000237932 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Adaptive Plus Fund
Class Name	AXS Adaptive Plus Fund
Trading Symbol	AXSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS Adaptive Plus Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/axspx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/axspx/#fundliterature
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Adaptive Plus Fund (AXSPX)	$220	1.99%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
HOW DID THE FUND PERFORM?
Class I shares of the Fund (AXSPX) returned 21.42% for the fiscal year.
As an indexed-based strategy, the Fund is designed to replicate the performance of the Profit Score Regime Adaptive Long/Short Equity Index (“PSRAE”).  The Index reflects the returns of a highly liquid, systematic trading program that invests long the S&P 500 or Nasdaq 100 futures, short the S&P 500 futures or takes a defensive position in cash.  The trading program is based on signals generated by ProfitScore’s proprietary research.  These signals change depending on the current volatility regime.
The Fund invests in options and swaps designed to produce returns similar to the PSRAE index. The Fund does not invest more than 25% of its net assets with any one option counterparty or swap contract counterparty. To generate additional income, Fund’s assets not invested in options or swaps or used as collateral for such investments may be allocated to money market funds and/or U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, and/or other investment grade fixed income securities or fixed income ETFs.
Fund performance was in line with the ProfitScore Regime Adaptive Long/Short Equity Index gross performance of 19.52%. The Fund’s prospectus benchmark S&P 500 Total Return Index returned 36.35%.
WHAT AFFECTED FUND PERFORMANCE?
Fund performance is driven by: 1) the ProfitScore trading program, 2) the Fund’s efforts to track PSRAE index performance with its swap partner, and 3) the Fund’s investment of idle cash in short term treasuries and money market funds.
The ProfitScore trading program is proprietary.  The signals it generated performed well against the S&P 500 in some months (December 2023, April 2024 and June 2024), and underperformed the S&P 500 in other months (November 2023, February 2024, July 2024 and August 2024).
Operationally, the Fund monitored the swap exposure on a daily basis throughout the year and modified exposure as necessary to ensure proper replication of the PSRAE index.
Finally, the Fund benefited from high treasury and money market yields throughout the year.
OUTLOOK
As unique index-based strategy, the AXS Adaptive Plus Fund is designed to give investors exposure to an institutional-level long/short equity futures strategy.  Direct investment in such strategies have historically required large capital commitments and long lock-up periods in private hedge fund structures. Replication strategies using an open-end mutual fund structure address these hurdles by allowing lower investment minimums and offering daily liquidity.
Institutions have utilized long/short equity strategies as long-term strategic investments and we suggest the outlook for this strategy should undertake a similar approach.
We thank you for your continued support and confidence in our implementation of this strategy.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
AXS Adaptive Plus Fund (AXSPX)	21.42%	9.69%
S&P 500 Index	36.35%	22.96%
1	Class I shares commenced operations on September 15, 2022.

Performance Inception Date	Sep. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 58,742,410
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 719,459
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$58,742,410
Total number of portfolio holdings	5
Total advisory fees paid (net)	$719,459
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
United States Treasury Bill, 12/5/2024	23.6%
United States Treasury Bill, 2/6/2025	23.5%
Nomura Galaxy Option -ProfitScore Regime-Adaptive Equity Index, 12/15/2024	23.4%
United States Treasury Bill, 10/3/2024	17.0%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bill, 12/5/2024	23.6%
United States Treasury Bill, 2/6/2025	23.5%
Nomura Galaxy Option -ProfitScore Regime-Adaptive Equity Index, 12/15/2024	23.4%
United States Treasury Bill, 10/3/2024	17.0%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000241128 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Dynamic Opportunity Fund
Class Name	Class A
Trading Symbol	ADOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS Dynamic Opportunity Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/adoix/#fundliteratureents. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/adoix/#fundliteratureents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Dynamic Opportunity Fund (Class A/ADOAX)	$229	2.04%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
HOW DID THE FUND PERFORM?
The Fund is available in class A and I shares. For the fiscal year ended September 30, 2024, performance for the class A share was 24.62% (17.46% with load).
The Fund exceeded the prospectus benchmark Wilshire Liquid Alternative Global Macro Index performance of 0.84%.  The Fund trailed the broad-based S&P 500 Index at 34.38%.
WHAT AFFECTED FUND PERFORMANCE?
The Fund is an equity long/short fund with a strategy designed to capture market upside when market conditions are favorable, while preserving capital when the market conditions are unfavorable.  We use a proprietary dynamic hedge model to determine the overall market health and adjust our market exposure accordingly.  The Fund regularly screens stocks seeking out new investment opportunities to enhance the portfolio from a bottom up basis. Our preference is to hold our positions for the longer term.   On the short side, the Fund seeks to identify short ETF candidates that are appropriate hedges to our long portfolio.
For the fiscal year, the biggest contributors to performance were NVIDIA, the Tradr 2X Long Triple Q Monthly ETF, Vertiv Holdings, Amazon and Advanced Micro Devices.  The biggest detractors to performance were the ProShares UltraShort S&P 500 ETF, the ProShares Short S&P 500 ETF, Oceaneering International, Tidewater and Advanced Drainage Systems.
OUTLOOK
Long time AXS Dynamic Opportunity portfolio managers Jordan Kahn and Alan Savoian left the AXS team in June of 2024 and we wish them continued success.  We continue to manage the Fund with the same goals as Jordan and Alan. The Fund is designed as a core investment for investors seeking long term capital appreciation with a short-term focus on capital preservation. The fund employs a dynamic hedging strategy, which aims to actively participate during a rising market environment and protect investors when markets experience downturns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
AXS Dynamic Opportunity Fund (Class A/ADOAX)	17.46%	5.99%	4.37%
AXS Dynamic Opportunity Fund (Class A/ADOAX)- excluding sales load	24.62%	7.25%	5.01%
S&P 500 Total Return Index	36.35%	15.98%	13.47%
Wilshire Liquid Alternative Global Macro Index	0.84%	3.30%	1.34%
S&P 500 (Price) Index	34.38%	14.12%	11.41%
1	Class A shares commenced operations on January 20, 2015.

Performance Inception Date	Jan. 20, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 56,386,520
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 638,890
Investment Company Portfolio Turnover	577.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$56,386,520
Total number of portfolio holdings	32
Total advisory fees paid (net)	$638,890
Portfolio turnover rate as of the end of the reporting period	577%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
AXS Adaptive Plus Fund - Class I	18.0%
Tradr 2X Long Triple Q Monthly ETF	9.8%
NVIDIA Corp.	4.3%
ProShares Short S&P500	4.2%
ProShares UltraShort S&P500	4.1%
Meta Platforms, Inc. - Class A	2.8%
Amazon.com, Inc.	2.8%
Microsoft Corp.	2.7%
Apple, Inc.	2.6%
Vertiv Holdings Co. - Class A	2.2%
Asset Allocation
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
AXS Adaptive Plus Fund - Class I	18.0%
Tradr 2X Long Triple Q Monthly ETF	9.8%
NVIDIA Corp.	4.3%
ProShares Short S&P500	4.2%
ProShares UltraShort S&P500	4.1%
Meta Platforms, Inc. - Class A	2.8%
Amazon.com, Inc.	2.8%
Microsoft Corp.	2.7%
Apple, Inc.	2.6%
Vertiv Holdings Co. - Class A	2.2%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000241127 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Dynamic Opportunity Fund
Class Name	Class I
Trading Symbol	ADOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS Dynamic Opportunity Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/adoix/#fundliteratureents. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/adoix/#fundliteratureents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Dynamic Opportunity Fund (Class I/ADOIX)	$201	1.79%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
HOW DID THE FUND PERFORM?
The Fund is available in class A and I shares. For the fiscal year ended September 30, 2024, performance for the class I share was 24.93%.
The Fund exceeded the prospectus benchmark Wilshire Liquid Alternative Global Macro Index performance of 0.84%.  The Fund trailed the broad-based S&P 500 Index at 34.38%.
WHAT AFFECTED FUND PERFORMANCE?
The Fund is an equity long/short fund with a strategy designed to capture market upside when market conditions are favorable, while preserving capital when the market conditions are unfavorable.  We use a proprietary dynamic hedge model to determine the overall market health and adjust our market exposure accordingly.  The Fund regularly screens stocks seeking out new investment opportunities to enhance the portfolio from a bottom up basis. Our preference is to hold our positions for the longer term.   On the short side, the Fund seeks to identify short ETF candidates that are appropriate hedges to our long portfolio.
For the fiscal year, the biggest contributors to performance were NVIDIA, the Tradr 2X Long Triple Q Monthly ETF, Vertiv Holdings, Amazon and Advanced Micro Devices.  The biggest detractors to performance were the ProShares UltraShort S&P 500 ETF, the ProShares Short S&P 500 ETF, Oceaneering International, Tidewater and Advanced Drainage Systems.
OUTLOOK
Long time AXS Dynamic Opportunity portfolio managers Jordan Kahn and Alan Savoian left the AXS team in June of 2024 and we wish them continued success.  We continue to manage the Fund with the same goals as Jordan and Alan. The Fund is designed as a core investment for investors seeking long term capital appreciation with a short-term focus on capital preservation. The fund employs a dynamic hedging strategy, which aims to actively participate during a rising market environment and protect investors when markets experience downturns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
AXS Dynamic Opportunity Fund (Class I/ADOIX)	24.93%	7.48%	5.24%
S&P 500 Total Return Index	36.35%	15.98%	13.47%
Wilshire Liquid Alternative Global Macro Index	0.84%	3.30%	1.34%
S&P 500 (Price) Index	34.38%	14.12%	11.41%
1	Class I shares commenced operations on January 20, 2015.

Performance Inception Date	Jan. 20, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 56,386,520
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 638,890
Investment Company Portfolio Turnover	577.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$56,386,520
Total number of portfolio holdings	32
Total advisory fees paid (net)	$638,890
Portfolio turnover rate as of the end of the reporting period	577%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
AXS Adaptive Plus Fund - Class I	18.0%
Tradr 2X Long Triple Q Monthly ETF	9.8%
NVIDIA Corp.	4.3%
ProShares Short S&P500	4.2%
ProShares UltraShort S&P500	4.1%
Meta Platforms, Inc. - Class A	2.8%
Amazon.com, Inc.	2.8%
Microsoft Corp.	2.7%
Apple, Inc.	2.6%
Vertiv Holdings Co. - Class A	2.2%
Asset Allocation
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
AXS Adaptive Plus Fund - Class I	18.0%
Tradr 2X Long Triple Q Monthly ETF	9.8%
NVIDIA Corp.	4.3%
ProShares Short S&P500	4.2%
ProShares UltraShort S&P500	4.1%
Meta Platforms, Inc. - Class A	2.8%
Amazon.com, Inc.	2.8%
Microsoft Corp.	2.7%
Apple, Inc.	2.6%
Vertiv Holdings Co. - Class A	2.2%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000241129 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Tactical Income Fund
Class Name	Class A
Trading Symbol	TINAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS Tactical Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/tinix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/tinix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Tactical Income Fund (Class A/TINAX)	$209	2.01%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
HOW DID THE FUND PERFORM?
The Fund is available in class A and I shares. For the fiscal year ended September 30, 2024, performance for the class A share was 7.51% (1.33% with load).
Fund performance trailed the Bloomberg Aggregate Bond Index performance of 11.57%.  However, the Fund achieved its return at reduced volatility (3.1% standard deviation) and max drawdown (1.2%) compared to the Bloomberg Aggregate Bond Index (7.1% standard deviation, 3.1% max drawdown).
WHAT AFFECTED FUND PERFORMANCE?
The Fund is a tactical income fund that takes a systematic trading approach in the portfolio. Our goal is to actively participate in up-trending, income-oriented sectors while avoiding down-trending sectors. We exercise discretion in adjusting the allocation of investments to the various fixed income ETFs, with a focus on optimizing yield and performance with a reduction in overall volatility and drawdown.
The Fund ended the fiscal year diversified across ten bond sectors with a half of the holdings allocated to the high yield corporate bonds, investment grade corporate bonds and bank loans combined.  The largest contributors to performance for the fiscal year include SPDR Barclays Convertible Securities ETF, iShares 20+ Year Treasury ETF and SPDR Barclays High Yield Corporate Bond.  The largest detractors to performance included the ProShares Short 20+ Year Treasury ETF, Alerian MLP ETF and SPDR Blackstone/GSO Senior Loan ETF.
OUTLOOK
Long time AXS Tactical Income portfolio managers Jordan Kahn and Eric Hua left the AXS team in June of 2024 and we wish them continued success.  We manage the Fund with the same goals as Jordan and Eric.  The Fund is designed as a core investment for investors seeking income generation, while also focusing on capital preservation. The fund employs a tactical strategy which is geared towards seizing promising income-generating opportunities and minimizing potential losses during market downturns. Our primary goal is to enable our investors to benefit from financial market gains while managing risk on the downside.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
AXS Tactical Income Fund (Class A/TINAX)	1.33%	-0.20%	0.63%
AXS Tactical Income Fund (Class A/TINAX)- excluding sales load	7.51%	0.99%	1.67%
Bloomberg Aggregate Bond Index	11.57%	0.33%	1.73%
1	Class A shares commenced operations on December 31, 2018

Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 33,914,675
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 330,618
Investment Company Portfolio Turnover	406.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$33,914,675
Total number of portfolio holdings	20
Total advisory fees paid (net)	$330,618
Portfolio turnover rate as of the end of the reporting period	406%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Vanguard Long-Term Corporate Bond ETF	4.9%
SPDR Bloomberg Convertible Securities ETF	4.9%
Vanguard Long-Term Treasury ETF	4.8%
Vanguard Emerging Markets Government Bond ETF	4.8%
Vanguard Intermediate-Term Corporate Bond ETF	4.8%
iShares Fallen Angels USD Bond ETF	4.8%
SPDR Bloomberg High Yield Bond ETF	4.8%
Vanguard Mortgage-Backed Securities ETF	4.8%
Vanguard Intermediate-Term Treasury ETF	4.7%
iShares 0-5 Year High Yield Corporate Bond ETF	4.7%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Vanguard Long-Term Corporate Bond ETF	4.9%
SPDR Bloomberg Convertible Securities ETF	4.9%
Vanguard Long-Term Treasury ETF	4.8%
Vanguard Emerging Markets Government Bond ETF	4.8%
Vanguard Intermediate-Term Corporate Bond ETF	4.8%
iShares Fallen Angels USD Bond ETF	4.8%
SPDR Bloomberg High Yield Bond ETF	4.8%
Vanguard Mortgage-Backed Securities ETF	4.8%
Vanguard Intermediate-Term Treasury ETF	4.7%
iShares 0-5 Year High Yield Corporate Bond ETF	4.7%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000241130 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Tactical Income Fund
Class Name	Class I
Trading Symbol	TINIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS Tactical Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/tinix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/tinix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Tactical Income Fund (Class I/TINIX)	$183	1.76%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
HOW DID THE FUND PERFORM?
The Fund is available in class A and I shares. For the fiscal year ended September 30, 2024, performance for the class I share returned 7.68%.
Fund performance trailed the Bloomberg Aggregate Bond Index performance of 11.57%.  However, the Fund achieved its return at reduced volatility (3.1% standard deviation) and max drawdown (1.2%) compared to the Bloomberg Aggregate Bond Index (7.1% standard deviation, 3.1% max drawdown).
WHAT AFFECTED FUND PERFORMANCE?
The Fund is a tactical income fund that takes a systematic trading approach in the portfolio. Our goal is to actively participate in up-trending, income-oriented sectors while avoiding down-trending sectors. We exercise discretion in adjusting the allocation of investments to the various fixed income ETFs, with a focus on optimizing yield and performance with a reduction in overall volatility and drawdown.
The Fund ended the fiscal year diversified across ten bond sectors with a half of the holdings allocated to the high yield corporate bonds, investment grade corporate bonds and bank loans combined.  The largest contributors to performance for the fiscal year include SPDR Barclays Convertible Securities ETF, iShares 20+ Year Treasury ETF and SPDR Barclays High Yield Corporate Bond.  The largest detractors to performance included the ProShares Short 20+ Year Treasury ETF, Alerian MLP ETF and SPDR Blackstone/GSO Senior Loan ETF.
OUTLOOK
Long time AXS Tactical Income portfolio managers Jordan Kahn and Eric Hua left the AXS team in June of 2024 and we wish them continued success.  We manage the Fund with the same goals as Jordan and Eric.  The Fund is designed as a core investment for investors seeking income generation, while also focusing on capital preservation. The fund employs a tactical strategy which is geared towards seizing promising income-generating opportunities and minimizing potential losses during market downturns. Our primary goal is to enable our investors to benefit from financial market gains while managing risk on the downside.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
AXS Tactical Income Fund (Class I/TINIX)	7.68%	1.24%	1.92%
Bloomberg Aggregate Bond Index	11.57%	0.33%	1.73%
1	Class I shares commenced operations on December 31, 2018

Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 33,914,675
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 330,618
Investment Company Portfolio Turnover	406.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$33,914,675
Total number of portfolio holdings	20
Total advisory fees paid (net)	$330,618
Portfolio turnover rate as of the end of the reporting period	406%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Vanguard Long-Term Corporate Bond ETF	4.9%
SPDR Bloomberg Convertible Securities ETF	4.9%
Vanguard Long-Term Treasury ETF	4.8%
Vanguard Emerging Markets Government Bond ETF	4.8%
Vanguard Intermediate-Term Corporate Bond ETF	4.8%
iShares Fallen Angels USD Bond ETF	4.8%
SPDR Bloomberg High Yield Bond ETF	4.8%
Vanguard Mortgage-Backed Securities ETF	4.8%
Vanguard Intermediate-Term Treasury ETF	4.7%
iShares 0-5 Year High Yield Corporate Bond ETF	4.7%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Vanguard Long-Term Corporate Bond ETF	4.9%
SPDR Bloomberg Convertible Securities ETF	4.9%
Vanguard Long-Term Treasury ETF	4.8%
Vanguard Emerging Markets Government Bond ETF	4.8%
Vanguard Intermediate-Term Corporate Bond ETF	4.8%
iShares Fallen Angels USD Bond ETF	4.8%
SPDR Bloomberg High Yield Bond ETF	4.8%
Vanguard Mortgage-Backed Securities ETF	4.8%
Vanguard Intermediate-Term Treasury ETF	4.7%
iShares 0-5 Year High Yield Corporate Bond ETF	4.7%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.